Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The Company records transactions with various related parties. These related party balances as of December 31, 2019 and 2018 and transactions for the years ended December 31, 2019 and 2018 are identified as follows:

(1)	Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Mr. Hengfang Li	CEO and Chairman of the Board of Directors
Ms. Hong Ma	Wife of the CEO
Reto International Trading Co. Ltd	The owner of the entity holds more than 5% of the Company’s outstanding common stock
Q Green Techcon Private Limited	Owned by the minority Shareholder of REIT India
Shexian Ruibo Environmental Science and Technology Co., Ltd.	The owner of the entity holds more than 5% of the Company’s outstanding common stock
Zhongrong Honghe Eco Construction Materials Co., Ltd	An entity controlled by the CEO’s wife
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	An entity controlled by the CEO’s wife
Hunyuan Baiyang Food Co., Ltd.	An entity controlled by the CEO

(2)	Due to related parties

As of December 31, 2019 and 2018, the balance of due to related parties were as follows:

	December 31, 2019	December 31, 2018
Mr. Hengfang Li	$405,222	599,890

Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed. Such advance was non-interest bearing and due on demand.

(3)	Accounts receivable from related parties

Accounts receivable from related party consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable – related party
- Reto International Trading Co. Ltd	$469,474	$450,473
Total accounts receivable from related party	$469,474	$450,473

The Company fully collected the December 31, 2019 accounts receivable from related parties as of the date of this report.

(4)	Advance to supplier, related party

Advance to suppliers, related party, consisted of the following:

	December 31, 2019	December 31, 2018
Advance to supplier – related party
- Shexian Ruibo Environmental Science and Technology Co., Ltd.	$-	$151,678
Total	$-	$151,678

(5)	Accounts payable to related party

Accounts payables to related parties consisted of the following:

	December 31, 2019	December 31, 2018
Accounts payable – related parties
- Q Green Techcon Private Limited	$1,361,253	$557,584
- Shexian Ruibo Environmental Science and Technology Co., Ltd.	123,796	-
Total	$1,485,049	$557,584

(6)	Sales to related parties

Sales to related parties consisted of the following:

	For the years ended December 31,
	2019	2018	2017
Sales to related parties
Zhongrong Honghe Eco Construction Materials Co., Ltd	$-	$56,767	$-
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd.	-	233,559	-
Hunyuan Baiyang Food Co., Ltd.	83,972	-	-
Reto International Trading Co. Ltd.	-	1,139,440	-
Total	$83,972	$1,940,811	$-

Cost of revenue associated with the sales to these related parties amounted to $54,598, $1,372,302 and $0 for the years ended December 31, 2019, 2018, and 2017, respectively.

(7)	Purchases from related parties

Purchases from related parties consisted of the following:

	For the years ended December 31,
	2019	2018	2017
Purchase from a relate party
Shexian Ruibo Environmental Science and Technology Co., Ltd.	$-	$5,843,564	$-
Q Green Techcon Private Limited.	2,021,934	-	-
Total	$2,021,934	$5,843,564	$-

(8)	Loan guarantees provided by related parties

The Company’s principal shareholders also provide personal guarantees for certain of the Company’s short-term loans (Note 14) and long-term bank loans (Note 15).

(9)	Guarantees provided to related parties

As disclosed in Note 17 above, on March 17, 2017, Reit Changjiang entered into a guarantee agreement to guarantee the payment obligations of the Company’s related party, Changjiang Zhongrong Hengde Environmental Protection Co., Ltd., to Changjiang Li Autonomous County Rural Credit Cooperatives. The guaranteed principal creditor’s right is approximately $3.8 million (RMB 25,000,000). The guarantee was still effective as of December 31, 2019.

On November 8, 2018, related party, Shexian Ruibo borrowed RMB 6 million (approximately $0.87 million) from an individual investor through Fusheng (Beijing) Capital Investment Consulting Co., Ltd (“Fusheng Capital”) with an interest rate of 14% per annum, which was guaranteed by REIT Holdings and REIT Changjiang. On January 5, 2019, Shexian Ruibo terminated this financing entrustment contract with Fusheng Capital and accordingly the guarantee has been dissolved.

(10)	Other related party transactions

Subsequent to the year end, on September 7, 2020, Beijing REIT entered into a share transfer agreement with the original shareholder of Shexian Ruibo for the acquisition of a 41.67% ownership interest in Shexian Ruibo for a total consideration of $3.6 million (RMB 25 million), including a cash payment of $2.7 million (RMB 18.5 million) and a non-cash contribution of six patents valued at $0.9 million (RMB 6.5 million) (see Note 21).